Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2017		$311,900
Effect of change in exchange rates		43
Balance as of June 30, 2018		311,943
Additions	12	297,010
Effect of change in exchange rates		(46)
Balance as of June 30, 2019		$608,907

Schedule of intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 12 years
Customer relationships	2 - 10 years
Acquired developed technology	2 - 10 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2018
Opening cost balance	$21,745	$136,960	$58,684	$217,389
Effect of change in exchange rates	—	90	—	90
Closing cost balance	21,745	137,050	58,684	217,479

Opening accumulated amortization	(3,042)	(80,759)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	(24)
Closing accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$16,785	$63,577

As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost amount	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975